Loans and Allowance for Loan Losses - Rollforward of Non-Accrual Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Roll Forward]
Beginning Balance	$ 21,507	$ 39,854
Transfers in	35,037	18,949
Transfers to OREO	(4,246)	(5,885)
Charge-offs	(7,919)	(17,745)
Payments	(7,254)	(10,084)
Return to accrual	(1,613)	(3,582)
Loan type reclassification	0	0
Ending Balance	35,512	21,507
Commercial and Industrial
Financing Receivable, Recorded Investment, Past Due [Roll Forward]
Beginning Balance	1,494	2,794
Transfers in	7,474	2,194
Transfers to OREO	0	0
Charge-offs	(4,121)	(1,713)
Payments	(746)	(771)
Return to accrual	0	(451)
Loan type reclassification	0	(559)
Ending Balance	4,101	1,494
Construction
Financing Receivable, Recorded Investment, Past Due [Roll Forward]
Beginning Balance	3,621	10,614
Transfers in	17,005	1,923
Transfers to OREO	(15)	(388)
Charge-offs	(2,046)	(7,270)
Payments	(2,360)	(756)
Return to accrual	(476)	(502)
Loan type reclassification	0	0
Ending Balance	15,729	3,621
Real Estate Commercial Mortgage
Financing Receivable, Recorded Investment, Past Due [Roll Forward]
Beginning Balance	8,190	12,633
Transfers in	6,027	6,193
Transfers to OREO	(1,642)	(982)
Charge-offs	(557)	(4,038)
Payments	(2,021)	(4,631)
Return to accrual	(672)	(1,355)
Loan type reclassification	0	370
Ending Balance	9,325	8,190
Real Estate Residential Mortgage
Financing Receivable, Recorded Investment, Past Due [Roll Forward]
Beginning Balance	8,191	13,679
Transfers in	4,171	7,408
Transfers to OREO	(2,589)	(4,515)
Charge-offs	(924)	(4,000)
Payments	(2,125)	(3,296)
Return to accrual	(465)	(1,274)
Loan type reclassification	0	189
Ending Balance	6,259	8,191
Installment
Financing Receivable, Recorded Investment, Past Due [Roll Forward]
Beginning Balance	11	134
Transfers in	360	1,231
Transfers to OREO	0	0
Charge-offs	(271)	(724)
Payments	(2)	(630)
Return to accrual	0	0
Loan type reclassification	0	0
Ending Balance	$ 98	$ 11